SUPPLEMENTAL CASH FLOW DISCLOSURE (Tables)	12 Months Ended
Oct. 31, 2020
Schedule supplemental cash flow

		Years ended	October 31,
	2020	2019	2018
Interest paid	$228,244	$310,217	$128,042
Fair value of common shares and units issued for services	240,340	255,360	720,516
Fair value of common shares issued as settlement of debt	-	121,587	500,000
Property and equipment acquired through leases (Note 10)	68,035	62,516	-
Conversion of notes payable to common units	112,863	1,342,400	1,909,134